Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000117913 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000117913 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000117913 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000117913 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000117913 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000117913 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000117913 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000117913 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000117913 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000117913 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000117913 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	83.80%
C000117913 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000117913 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000117913 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000117914 [Member] | First Trust Tactical High Yield ETF [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000117914 [Member] | Rayonier Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000117914 [Member] | Icahn Enterprises L P [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000117914 [Member] | TXO Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000117914 [Member] | Mach Natural Resources L P [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000117914 [Member] | Black Stone Minerals L P [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000117914 [Member] | Dorchester Minerals L P [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000117914 [Member] | Alliance Resource Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000117914 [Member] | Kimbell Royalty Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000117914 [Member] | Ladder Capital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000117914 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000117914 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000117914 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
C000117914 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	46.50%
C000117914 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000117914 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000117914 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000117914 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000117914 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000117914 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000130399 [Member] | China Resources Land Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000130399 [Member] | Japan Metropolitan Fund Invest [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000130399 [Member] | Enel S p A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000130399 [Member] | TELUS Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000130399 [Member] | Bouygues S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000130399 [Member] | Henderson Land Development Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000130399 [Member] | Sino Land Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000130399 [Member] | EDP S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000130399 [Member] | LG Uplus Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000130399 [Member] | APA Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000130399 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000130399 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000130399 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000130399 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%
C000130399 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000130399 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000130399 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000130399 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000130399 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000130399 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000134868 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000134868 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000134868 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000134868 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000134868 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000134868 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000134868 [Member] | eBay Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000134868 [Member] | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000134868 [Member] | Bank of New York Mellon The Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000134868 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000134868 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
C000134868 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000134868 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000134868 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000134868 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.90%
C000134868 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000134868 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000134868 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000134868 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000134868 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000137472 [Member] | Primoris Services Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000137472 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000137472 [Member] | Advanced Drainage Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000137472 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000137472 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000137472 [Member] | AAON Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000137472 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000137472 [Member] | C H Robinson Worldwide Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000137472 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000137472 [Member] | Kratos Defense And Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000137472 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	93.20%
C000137472 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000137472 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000137472 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000137473 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000137473 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000137473 [Member] | Lamar Advertising Co Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000137473 [Member] | Regency Centers Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000137473 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000137473 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000137473 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000137473 [Member] | Williams The Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000137473 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000137473 [Member] | Hasbro Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000137473 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000137473 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000137473 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000137473 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000137473 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%
C000137473 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000137473 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000137473 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000137473 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000137473 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000138164 [Member] | Dreyfus Government Cash Management Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000138164 [Member] | First Trust NASDAQ 100 Ex Technology Sector Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000138164 [Member] | First Trust Utilities AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000138164 [Member] | First Trust Industrials Producer Durables AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000138164 [Member] | First Trust Financials AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000138164 [Member] | First Trust Dow Jones Internet Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000144324 [Member] | Dreyfus Government Cash Management Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000144324 [Member] | First Trust China AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000144324 [Member] | First Trust Eurozone AlphaDEX ETF [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000144324 [Member] | First Trust Germany AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000144324 [Member] | First Trust United Kingdom AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
C000144324 [Member] | First Trust Switzerland AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
C000162607 [Member] | Dreyfus Government Cash Management Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162607 [Member] | First Trust NASDAQ 100 Ex Technology Sector Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000162607 [Member] | First Trust Utilities AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000162607 [Member] | First Trust Industrials Producer Durables AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000162607 [Member] | First Trust Financials AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000162607 [Member] | First Trust Dow Jones Internet Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000162607 [Member] | First Trust Enhanced Short Maturity ETF [Member]
Holdings [Line Items]
Percent of Total Investments	52.20%
C000195212 [Member] | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000195212 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000195212 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000195212 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000195212 [Member] | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000195212 [Member] | Perdoceo Education Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000195212 [Member] | Installed Building Products Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000195212 [Member] | PriceSmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000195212 [Member] | Clear Secure Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000195212 [Member] | Woodward Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000195212 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000195212 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
C000195212 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000195212 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000195212 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000195212 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000195212 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000195212 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000195212 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000195212 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000198271 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000198271 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000198271 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000198271 [Member] | Infineon Technologies AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000198271 [Member] | Emirates Telecommunications Group Co PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000198271 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000198271 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000198271 [Member] | Alibaba Group Holding Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000198271 [Member] | Baidu Inc ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000198271 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000198271 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000198271 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000198271 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000198271 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.70%
C000198271 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000198271 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000198271 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000198271 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000198271 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000198271 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000198496 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000198496 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000198496 [Member] | RBC Dominion Securities Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000198496 [Member] | PROS Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000198496 [Member] | AeroVironment Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000198496 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000198496 [Member] | BigBear ai Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000198496 [Member] | SoundHound AI Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000198496 [Member] | UiPath Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000198496 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000198496 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	51.20%
C000198496 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
C000198496 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000198496 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000198496 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000198496 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000198496 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000198496 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000198496 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000198496 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000203940 [Member] | Regency Centers Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000203940 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000203940 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000203940 [Member] | Automatic Data Processing Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000203940 [Member] | Republic Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000203940 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000203940 [Member] | Southern The Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000203940 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000203940 [Member] | TJX The Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000203940 [Member] | Old Republic International Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000203940 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000203940 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000203940 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000203940 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.70%
C000203940 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000203940 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000203940 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000203940 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000203940 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000203940 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000203941 [Member] | Old Republic International Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000203941 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000203941 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000203941 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000203941 [Member] | Allstate The Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000203941 [Member] | American Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000203941 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000203941 [Member] | Travelers The Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000203941 [Member] | Unum Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000203941 [Member] | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000203941 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000203941 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000203941 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000203941 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000203941 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	50.80%
C000203941 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000203941 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000203941 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000203941 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000203941 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000223561 [Member] | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000223561 [Member] | Schindler Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000223561 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000223561 [Member] | Sampo Oyj Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000223561 [Member] | Kone Oyj Class B [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000223561 [Member] | Reckitt Benckiser Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000223561 [Member] | GSK PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000223561 [Member] | BHP Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000223561 [Member] | GEA Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000223561 [Member] | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000223561 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000223561 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000223561 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000223561 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000223561 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000223561 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000223561 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000223561 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000223561 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000223561 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000250760 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000250760 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000250760 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000250760 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000250760 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000250760 [Member] | Tapestry Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000250760 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000250760 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000250760 [Member] | IDEXX Laboratories Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000250760 [Member] | Jabil Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000250760 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.20%
C000250760 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000250760 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000250760 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000250760 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000250760 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000250760 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000250760 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%
C000262472 [Member] | Kratos Defense And Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000262472 [Member] | Republic Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000262472 [Member] | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000262472 [Member] | Mercury Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000262472 [Member] | Broadridge Financial Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000262472 [Member] | Cintas Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000262472 [Member] | CSX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000262472 [Member] | Union Pacific Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000262472 [Member] | Packaging Corp of America [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000262472 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000262472 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000262472 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	78.40%
C000262472 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000262472 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%